UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Dr., Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31,

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments

January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 97.3%
Australia — 8.3%
53,313	Adelaide Brighton Ltd. (Materials)	$170,386
115,648	Aditya Birla Minerals Ltd.* (Materials)	206,396
93,818	AED Oil Ltd.*(a) (Energy)	186,108
74,442	Ansell Ltd. (Health Care Equipment & Services)	795,797
109,741	Austal Ltd. (Capital Goods)	209,746
11,958	Australand Property Group (Real Estate)	20,447
215,728	Australian Infrastructure Fund (Transportation)	536,766
95,623	AWB Ltd. (Food & Staples Retailing)	188,136
147,354	Babcock & Brown Power (Utilities)	250,603
59,708	Centennial Coal Co. Ltd.(a) (Energy)	189,077
451	Corporate Express Australia Ltd. (Commercial Services & Supplies)	2,437
1,218	Crane Group Ltd. (Capital Goods)	16,197
54,215	DUET Group (Utilities)	145,264
48,881	Flight Centre Ltd. (Consumer Services)	1,021,403
91,424	Futuris Corp. Ltd. (Food, Beverage & Tobacco)	189,917
3,901	Hastings Diversified Utilities Fund (Utilities)	9,753
84,856	Healthscope Ltd.(a) (Health Care Equipment & Services)	404,366
9,181	Incitec Pivot Ltd. (Materials)	1,005,531
128,269	Independence Group (Materials)	878,717
1,036,292	ING Office Fund (Real Estate)	1,197,536
7,424	Jubilee Mines NL (Materials)	151,928
17,274	Just Group Ltd. (Retailing)	62,372
1,926	Kingsgate Consolidated Ltd.* (Materials)	8,035
32,699	Macquarie CountryWide Trust (Real Estate)	44,268
840	Macquarie DDR Trust (Real Estate)	526
9,181	Minara Resources Ltd. (Materials)	41,570
188,306	Mincor Resources (Materials)	515,123
59,389	Monadelphous Group Ltd. (Capital Goods)	614,529
74,821	MYOB Ltd. (Software & Services)	89,445
10,597	Pan Australian Resources Ltd.* (Materials)	8,546
882	PaperlinX Ltd. (Materials)	1,731
26,958	Perilya Ltd. (Materials)	40,693
13,407	Riversdale Mining Ltd.* (Energy)	107,822
130,411	Sally Malay Mining Ltd. (Materials)	466,620
70,685	Seek Ltd. (Commercial Services & Supplies)	403,566
208,223	Seven Network Ltd. (Media)	2,256,113
1,608	Sims Group Ltd. (Materials)	41,443
112,455	Sunland Group Ltd. (Real Estate)	344,520
123,766	Symbion Health Ltd. (Health Care Equipment & Services)	442,270
120,882	Tower Australia Group Ltd. (Insurance)	273,236
6,934	Transfield Services Ltd. (Commercial Services & Supplies)	69,998

		13,608,937

Shares	Description	Value
Common Stocks — (continued)
Austria — 0.8%
271	Agrana Beteiligungs AG (Food, Beverage & Tobacco)	$27,938
1,089	Austria Technologie & Systemtechnik AG (Technology Hardware & Equipment)	21,233
45	BWT AG (Commercial Services & Supplies)	2,104
1,450	Flughafen Wien AG (Transportation)	162,090
93	Mayr Melnhof Karton (Materials)	9,234
34,920	Zumtobel AG (Capital Goods)	1,042,830

		1,265,429

Belgium — 1.6%
867	Bekaert SA (Capital Goods)	109,759
7,097	Cumerio NV/SA(a) (Materials)	313,947
4,525	Econocom Group (Software & Services)	50,805
4,436	EVS Broadcast Equipment SA (Technology Hardware & Equipment)	460,466
257	Gimv NV (Diversified Financials)	17,061
38,090	Tessenderlo Chemie NV (Materials)	1,646,709

		2,598,747

Bermuda — 0.5%
25,854	Aquarius Platinum Ltd. (Materials)	299,397
10,550	Frontline Ltd.(a) (Energy)	451,740

		751,137

Denmark — 1.4%
910	ALK-Abello A/S (Pharmaceuticals, Biotechnology & Life Sciences)	100,599
4,600	D/S Norden A/S (Transportation)	479,322
350	D/S Torm A/S (Energy)	11,272
620	DFDS A/S (Transportation)	83,147
20,025	East Asiatic Co. Ltd. A/S(a) (Food, Beverage & Tobacco)	1,449,719
2,725	Schouw & Co. (Capital Goods)	198,885

		2,322,944

Finland — 1.4%
56,662	Alma Media Corp.(a) (Media)	895,828
2,788	Amer Sports Oyj Class A (Consumer Durables & Apparel)	53,845
5,892	Citycon Oyj (Real Estate)	32,654
262	Cramo Oyj Class B (Commercial Services & Supplies)	6,217

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Finland — (continued)
1,147	Lemminkainen Oyj (Capital Goods)	$49,842
59,040	Oriola-KD Oyj Class B (Health Care Equipment & Services)	259,858
3,982	Outotec Oyj (Capital Goods)	193,349
17,620	Poyry Oyj (Commercial Services & Supplies)	390,570
2,588	Sponda Oyj (Real Estate)	30,282
12,526	Tietoenator Oyj (Software & Services)	233,507
1,595	Vacon PLC (Capital Goods)	60,171

		2,206,123

France — 4.6%
300	Arkema* (Materials)	17,033
43,517	Avenir Telecom (Technology Hardware & Equipment)	121,022
9,131	BioMerieux (Health Care Equipment & Services)	919,593
255	Bollore (Transportation)	46,379
13,992	Carbone Lorraine (Capital Goods)	741,279
1,673	Cegid Group (Software & Services)	49,364
1,885	Compagnie Plastic-Omnium SA (Automobiles & Components)	82,800
14,175	EDF Energies Nouvelles SA (Utilities)	938,515
1,457	Esso Ste Anonyme Francaise (Energy)	336,650
6,160	Eutelsat Communications* (Media)	163,575
434	Faiveley SA (Technology Hardware & Equipment)	22,769
3,102	Faurecia* (Automobiles & Components)	162,094
3,753	Fonciere Des Regions (Real Estate)	497,849
2,440	Haulotte Group (Capital Goods)	52,674
10,872	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	605,887
779	Laurent-Perrier (Food, Beverage & Tobacco)	123,930
650	LDC SA (Food, Beverage & Tobacco)	66,260
1,354	LISI (Capital Goods)	118,309
3,522	Nexans SA (Capital Goods)	389,209
2,105	Pierre & Vacances (Consumer Services)	220,203
4,986	Recylex SA* (Materials)	95,111
317	Rubis (Utilities)	27,448
3,656	SEB SA (Consumer Durables & Apparel)	597,411
351	Sopra Group SA (Software & Services)	21,952
27,982	Theolia SA*(a) (Utilities)	719,007
34	UbiSoft Entertainment SA* (Software & Services)	3,090
26,873	Wavecom SA* (Technology Hardware & Equipment)	439,995

		7,579,408

Germany — 6.2%
11,128	Arques Industries AG (Diversified Financials)	247,495
3,671	BayWa AG (Capital Goods)	180,389
22,034	Bechtle AG (Software & Services)	721,977
5,881	Biotest AG Preference Shares (Pharmaceuticals, Biotechnology & Life Sciences)	249,704
13,284	Deutsche Beteiligungs AG (Diversified Financials)	379,185
7,208	Draegerwerk AG & Co. KGaA Preference Shares (Health Care Equipment & Services)	426,675
244	Duerr AG* (Capital Goods)	7,524

Shares	Description	Value
Common Stocks — (continued)
Germany — (continued)
10,717	ElringKlinger AG (Automobiles & Components)	$1,086,780
34,417	Epcos AG(a) (Technology Hardware & Equipment)	470,208
279	Euro-Kai KGaA Preference Shares (Transportation)	31,943
2,907	Freenet AG (Telecommunication Services)	55,390
2,939	Fuchs Petrolub AG (Materials)	239,815
6,462	Fuchs Petrolub AG Preference Shares (Materials)	492,388
24,253	Gildemeister AG (Capital Goods)	500,052
28,841	Hannover Rueckversicherung AG (Registered) (Insurance)	1,289,558
5,920	Jungheinrich AG Preference Shares (Capital Goods)	184,948
157	KSB AG Preference Shares (Capital Goods)	73,035
15,923	KUKA AG* (Capital Goods)	505,515
13,828	Leoni AG (Automobiles & Components)	573,904
2,398	Medion AG* (Retailing)	56,100
39,190	Norddeutsche Affinerie AG(a) (Materials)	1,718,808
54	Rhoen Klinikum AG (Health Care Equipment & Services)	1,448
846	Takkt AG (Retailing)	13,584
903	Tognum AG * (Capital Goods)	22,318
5,063	Vossloh AG (Capital Goods)	621,520

		10,150,263

Greece — 1.8%
14,895	Agricultural Bank of Greece (Banks)	81,009
22,158	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical & Organi* (Household & Personal Products)	63,503
83,501	Attica Holdings SA (Transportation)	688,358
7,340	Babis Vovos International Construction SA* (Real Estate)	207,902
4,704	Blue Star Maritime SA (Transportation)	22,084
6,457	Eurobank Properties Real Estate Investment Co. (Real Estate)	81,510
1,149	Folli — Follie SA (Consumer Durables & Apparel)	35,800
17,054	Hellenic Exchanges SA Holding Clearing Settlement and Registry (Diversified Financials)	575,763
14,883	Iaso SA (Health Care Equipment & Services)	220,575
14,660	Lamda Development SA (Real Estate)	234,110
15,188	Neochimiki LV Lavrentiadis SA (Capital Goods)	396,444
6,957	S&B Industrial Minerals SA (Materials)	97,121
8,591	Sarantis SA (Household & Personal Products)	149,139
4,280	Sidenor Steel Products Manufacturing Co. SA (Materials)	59,596
2,032	The Athens Water Supply & Sewage (Utilities)	32,633

		2,945,547

Hong Kong — 2.6%
340,000	Apac Resources Ltd.* (Capital Goods)	37,222
64,000	Asia Financial Holdings Ltd. (Diversified Financials)	34,238
138,000	Champion (REIT) (Real Estate)	75,967
24,000	Chen Hsong Holdings (Capital Goods)	12,285
932,000	China Grand Forestry Resources Group Ltd.* (Materials)	135,531

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
46,000	Chow Sang Sang Holdings (Retailing)	$56,473
124,000	Citic 1616 Holdings Ltd. (Telecommunication Services)	27,375
16,000	Cross-Harbour Holdings Ltd. (Consumer Services)	17,031
156,000	First Pacific Co. (Diversified Financials)	111,382
248,000	First Shanghai Investment Ltd. (Diversified Financials)	58,026
788,000	Fountain Set Holdings Ltd. (Consumer Durables & Apparel)	156,641
258,000	Fubon Bank Hong Kong Ltd. (Banks)	175,350
1,240,000	Giordano International Ltd. (Retailing)	497,995
200,000	HKR International Ltd. (Real Estate)	145,900
798,000	Hutchison Harbour Ring Ltd. (Consumer Durables & Apparel)	57,506
60,000	I-Cable Communications Ltd. (Media)	11,670
177,000	Johnson Electric Holdings Ltd. (Capital Goods)	85,866
815,000	K Wah International Holdings Ltd. (Real Estate)	411,195
112,000	Midland Holdings Ltd. (Real Estate)	168,615
472,000	Norstar Founders Group Ltd. (Automobiles & Components)	132,660
220,000	Pacific Andes Holdings Ltd. (Food, Beverage & Tobacco)	42,868
142,000	Pico Far East Holdings Ltd. (Media)	26,062
400	Playmates Holdings Ltd. (Consumer Durables & Apparel)	256
400	Playmates Toys Holdings Ltd.* (Consumer Durables & Apparel)	67
15,000	Ports Design Ltd. (Consumer Durables & Apparel)	43,325
10,000	Public Financial Holdings Ltd. (Diversified Financials)	7,641
80,426	PYI Corp. Ltd. (Capital Goods)	27,362
105,000	Shenyin Wanguo HK Ltd. (Diversified Financials)	76,452
30,000	Shui On Construction and Materials Ltd. (Capital Goods)	89,564
153,000	SmarTone Telecommunications Holding Ltd. (Telecommunication Services)	147,375
838,000	Solomon Systech International Ltd. (Semiconductors & Semiconductor Equipment)	55,766
168,000	Sun Hung Kai & Co. Ltd. (Diversified Financials)	166,879
162,000	Sunlight Real Estate Investment Trust (REIT) (Real Estate)	49,242
106,000	Tai Fook Securities Group (Diversified Financials)	44,809
119,000	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	124,106
96,000	Texwinca Holdings Ltd. (Consumer Durables & Apparel)	73,537
122,500	The Hongkong & Shanghai Hotels (Consumer Services)	190,991
100,000	Tian An China Investment (Real Estate)	103,681
46,000	Truly International Holdings (Consumer Durables & Apparel)	74,203
65,000	VTech Holdings Ltd. (Technology Hardware & Equipment)	374,775
100,000	Xinyi Glass Holdings Co. Ltd. (Automobiles & Components)	80,976

		4,208,865

Ireland — 1.1%
2,340	DCC PLC (Capital Goods)	64,706
108,242	Fyffes PLC (Food & Staples Retailing)	148,050
7,619	Glanbia PLC (Food Beverage & Tobacco)	50,918

Shares	Description	Value
Common Stocks — (continued)
Ireland — (continued)
33,842	Grafton Group PLC* (Capital Goods)	$265,522
51,263	Greencore Greencore Group PLC (Food, Beverage & Tobacco)	312,157
359	Irish Continental Group PLC* (Transportation)	11,912
27,960	Paddy Power PLC (Consumer Services)	795,952
9,845	United Drug PLC (Health Care Equipment & Services)	57,112

		1,706,329

Italy — 4.1%
313,777	AEM SpA. (Utilities)	1,261,462
11,531	Ascopiave SpA (Utilities)	27,953
37,853	Azimut Holding SpA(a) (Diversified Financials)	449,328
5,072	Banco di Desio e della Brianza SpA (Banks)	45,446
10,008	Beni Stabili SpA (Real Estate)	10,185
24,446	Biesse SpA (Capital Goods)	507,676
24,865	Brembo SpA (Automobiles & Components)	341,053
52,516	CIR-Compagnie Industriali Riunite SpA (Capital Goods)	163,970
214,795	Cofide SpA (Capital Goods)	275,675
27,056	Credito Artigiano SpA (Banks)	139,599
14,267	Datalogic SpA (Technology Hardware & Equipment)	124,176
31,317	De’Longhi SpA (Consumer Durables & Apparel)	158,014
1,217	Engineering Ingegneria Informatica SpA (Software & Services)	37,342
6,637	IMMSI SpA (Automobiles & Components)	10,483
26,123	Indesit Co. SpA (Consumer Durables & Apparel)	369,656
8,521	Industria Macchine Automatiche SpA (Capital Goods)	178,155
20,077	Iride SpA (Utilities)	65,404
4,935	Italmobiliare SpA (Materials)	418,774
996	Italmobiliare SpA RNC (Materials)	60,785
16,185	MARR SpA (Food & Staples Retailing)	166,422
118,491	Premuda SpA (Energy)	215,102
66,531	RCS MediaGroup SpA(a) (Media)	250,350
9,209	Recordati SpA (Pharmaceuticals, Biotechnology & Life Sciences)	78,857
201	Sabaf SpA (Consumer Durables & Apparel)	5,149
174,350	Saras SpA(a) (Energy)	892,332
85,852	Sirti SpA* (Technology Hardware & Equipment)	338,250
20,288	Sogefi SpA (Automobiles & Components)	144,677

		6,736,275

Japan — 24.6%
44,000	Aida Engineering Ltd. (Capital Goods)	245,968
4,600	Aisan Industry Co. Ltd. (Automobiles & Components)	45,970
4,400	Aloka Co Ltd. (Health Care Equipment & Services)	69,201
82,900	Alpine Electronics, Inc. (Consumer Durables & Apparel)	1,228,313
2,000	AOKI Holdings, Inc. (Retailing)	35,562
5,300	Arcs Co. Ltd. (Food & Staples Retailing)	63,911
1,200	Arisawa Manufacturing Co. Ltd. (Technology Hardware & Equipment)	10,181
300	Asset Managers Co. Ltd. (Diversified Financials)	234,749
14,000	Atsugi Co. Ltd. (Consumer Durables & Apparel)	18,848
4,700	Autobacs Seven (Retailing)	98,348
130,000	Bando Chemical Industries Ltd. (Capital Goods)	516,491

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
8,600	Bank of the Ryukyus Ltd. (Banks)	$103,009
250	Belluna Co. Ltd. (Retailing)	1,640
36,400	Canon Finetech, Inc. (Technology Hardware & Equipment)	450,879
8,000	Cawachi Ltd. (Food & Staples Retailing)	229,639
30,500	Century Leasing System, Inc. (Diversified Financials)	278,975
13,600	Chiyoda Integre Co. Ltd. (Capital Goods)	253,603
6,400	Circle K Sunkus Co. Ltd. (Food & Staples Retailing)	92,439
55,300	CKD Corp. (Capital Goods)	371,614
25,200	CMK Corp.(a) (Technology Hardware & Equipment)	184,375
27	Coca-Cola Central Japan Co. Ltd. (Food, Beverage & Tobacco)	207,869
81,000	Cosmos Initia Co. Ltd. (Real Estate)	243,110
105	Creed Corp. (REIT) (Real Estate)	158,421
56	DA Office Investment Corp. (REIT) (Real Estate)	303,116
29,000	Daihen Corp. (Capital Goods)	131,540
10,000	Daiichi Jitsugyo Co. Ltd. (Capital Goods)	38,924
27,000	Daiichikosho Co. Ltd. (Media)	259,693
12,000	Daiwa Industries Ltd. (Capital Goods)	59,833
21,400	Don Quijote Co. Ltd. (Retailing)	378,056
6,900	Doshisha Co. Ltd. (Retailing)	104,589
500	Doutor Nichires Holdings Co. Ltd.* (Consumer Services)	8,839
7,200	DTS Corp. (Software & Services)	115,833
75,700	Duskin Co. Ltd. (Retailing)	1,238,117
4,900	Earth Chemical Co. Ltd. (Materials)	114,882
42	Fields Corp. (Retailing)	55,233
9	Frontier Real Estate Investment Corp. (REIT) (Real Estate)	58,893
46,400	Fuji Machine Manufacturing Co. Ltd. (Capital Goods)	908,381
1,200	Fujitsu Business Systems Ltd. (Retailing)	12,696
7	Fukuoka REIT Corp. (REIT) (Real Estate)	46,597
31,900	Fuyo General Lease Co. Ltd. (Diversified Financials)	875,398
5	Global One Real Estate Investment Corp. (REIT) (Real Estate)	57,563
5,400	Glory Ltd. (Capital Goods)	111,597
3,200	H.I.S.Company Ltd. (Consumer Services)	56,394
32,000	H2O Retailing Corp. (Retailing)	229,429
4	Hankyu Reit, Inc. (REIT) (Real Estate)	25,860
2,100	Heiwado Co. Ltd. (Food & Staples Retailing)	37,177
29,300	Hitachi Information Systems Ltd. (Software & Services)	627,988
102,000	Hitachi Kokusai Electric, Inc. (Technology Hardware & Equipment)	1,070,164
8,100	Hitachi Systems & Services Ltd. (Software & Services)	165,136
58,200	Hitachi Transport System Ltd. (Transportation)	622,606
254	IDU Co. (Real Estate)	234,815
12,000	Inabata & Co. Ltd. (Capital Goods)	60,144
24,200	INTEC Holdings Ltd. (Software & Services)	330,742
29,300	Itochu Enex Co. Ltd. (Energy)	182,790
55,600	Itoki Corp. (Commercial Services & Supplies)	302,358
53,000	JACCS(a) (Diversified Financials)	149,529
13,900	Japan Digital Laboratory Co. Ltd. (Technology Hardware & Equipment)	174,715

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
4	Japan Excellent, Inc. (REIT) (Real Estate)	$28,864
17	Japan Logistics Fund, Inc. (REIT) (Real Estate)	106,119
10,000	Japan Radio Co. Ltd. (Technology Hardware & Equipment)	31,701
26,000	JEOL Ltd. (Health Care Equipment & Services)	108,113
28,800	Joint Corp. (Real Estate)	508,609
77,300	Kaken Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	553,010
5,800	Kanto Auto Works Ltd. (Automobiles & Components)	71,916
5,500	Kato Sangyo Co. Ltd. (Retailing)	66,192
100,000	Kato Works Co. Ltd. (Capital Goods)	360,321
164	Kenedix, Inc. (Real Estate)	193,356
14	Kenedix Realty Investment Corp. (REIT) (Real Estate)	91,362
95,000	Kiyo Holdings Inc. (Banks)	145,710
504	KK DaVinci Advisors* (Real Estate)	410,498
2,700	Kobayashi Pharmaceutical Co. Ltd. (Household & Personal Products)	106,364
9,400	Kohnan Shoji Co. Ltd. (Retailing)	105,870
13,600	Komori Corp. (Capital Goods)	290,302
53,000	KUREHA Corp. (Materials)	302,120
21,800	Kuroda Electric Co. Ltd. (Capital Goods)	268,612
61,000	Kyorin Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	832,132
46,000	Maeda Road Construction Co. Ltd. (Capital Goods)	377,357
14,000	Makino Milling Machine Co. Ltd. (Capital Goods)	90,615
14,900	Mandom Corp. (Household & Personal Products)	440,657
39,000	Maruzen Showa Unyu Co. Ltd. (Transportation)	117,867
17,000	Mercian Corp. (Food, Beverage & Tobacco)	31,910
8	MID REIT, Inc. (REIT) (Real Estate)	29,766
69,800	Mikuni Coca-Cola Bottling Co. Ltd. (Food, Beverage & Tobacco)	740,819
184,000	Mitsubishi Paper Mills Ltd.(a) (Materials)	349,958
10,500	Mitsubishi Pencil Co. Ltd. (Commercial Services & Supplies)	137,911
15	Mori Trust Sogo Reit, Inc. (REIT) (Real Estate)	135,088
3,000	Morinaga & Co. Ltd. (Food, Beverage & Tobacco)	6,351
4,100	Nafco Co. Ltd. (Retailing)	67,000
26,900	NEC Fielding Ltd. (Software & Services)	293,487
468	NET One Systems Co. Ltd. (Software & Services)	466,313
30,000	Nice Holdings, Inc. (Retailing)	80,289
3,000	Nihon Yamamura Glass Co. Ltd. (Materials)	6,289
10,000	Nippei Toyama Corp. (Capital Goods)	117,365
18,000	Nippo Corp. (Capital Goods)	124,629
3	Nippon Accommodations Fund, Inc. (REIT) (Real Estate)	17,058
99	Nippon Commercial Investment Corp. (REIT) (Real Estate)	425,650
87,000	Nippon Konpo Unyu Soko Co. Ltd. (Transportation)	1,158,237
12	Nippon Residential Investment Corp. (REIT) (Real Estate)	50,250
66,000	Nippon Shinyaku Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	681,253

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
52,700	Nippon Signal Co. Ltd. (Capital Goods)	$293,983
15,000	Nippon Soda Co. Ltd. (Materials)	49,579
25,000	Nipro Corp. (Health Care Equipment & Services)	501,653
143,000	Nissan Shatai Co. Ltd. (Automobiles & Components)	1,078,782
44,000	Nissin Corp. (Transportation)	120,236
44,000	Nissin Electric Co. Ltd. (Capital Goods)	203,258
22,300	Nitta Corp. (Capital Goods)	388,473
36,000	Nittetsu Mining Co. Ltd. (Materials)	199,405
2,000	Noritake Co. Ltd. (Consumer Durables & Apparel)	8,177
7,600	NSD Co. Ltd. (Software & Services)	95,877
15,300	Oiles Corp. (Capital Goods)	306,169
16,000	OKK Corp. (Capital Goods)	32,928
5,000	Okuwa Co. Ltd. (Food & Staples Retailing)	65,873
55,000	Orient Corp.* (Diversified Financials)	83,310
49	Orix JREIT, Inc. (REIT) (Real Estate)	292,294
400	Otsuka Kagu Ltd. (Retailing)	4,713
3,600	Pigeon Corp. (Household & Personal Products)	57,832
4	Premier Investment Co. (REIT) (Real Estate)	23,494
1,600	Ricoh Leasing Co. Ltd. (Diversified Financials)	35,439
23,200	Right On Co. Ltd.(a) (Retailing)	204,674
6,000	Riso Kagaku Corp. (Technology Hardware & Equipment)	101,443
5,000	Roland Corp. (Consumer Durables & Apparel)	92,946
11,400	Ryosan Co. Ltd. (Technology Hardware & Equipment)	273,566
28,600	Saizeriya Co. Ltd. (Consumer Services)	299,144
19,000	Sakai Chemical Industry Co. Ltd. (Materials)	75,244
400	San-A Co. Ltd. (Food & Staples Retailing)	10,670
76,000	San-Ai Oil Co. Ltd. (Energy)	240,113
32,800	Sanshin Electronics Co. Ltd. (Technology Hardware & Equipment)	426,865
4,000	Sanyo Denki Co. Ltd. (Capital Goods)	16,598
2,000	Seijo Corp. (Food & Staples Retailing)	41,448
204,000	Seika Corp. (Capital Goods)	418,336
1,000	Seiko Holdings Corp. (Consumer Durables & Apparel)	4,335
57,000	Sekisui Jushi Corp. (Capital Goods)	460,381
34,000	Senko Co. Ltd. (Transportation)	90,343
21,100	Shimachu Co. Ltd. (Retailing)	584,498
3,100	Shinkawa Ltd. (Semiconductors & Semiconductor Equipment)	44,409
57,000	Shinmaywa Industries Ltd. (Capital Goods)	208,928
49,000	Shinsho Corp. (Capital Goods)	138,486
14,400	Showa Corp. (Automobiles & Components)	124,171
16,400	Sumisho Computer Systems Corp. (Software & Services)	282,122
54,000	Sumitomo Seika Chemicals Co. Ltd. (Materials)	222,760
701	Suncity Co. Ltd. (Real Estate)	150,784

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
1,800	T. Hasegawa Co. Ltd. (Food, Beverage & Tobacco)	$28,708
56,000	Takasago International Corp. (Materials)	366,380
3,800	The Aichi Bank Ltd. (Banks)	315,681
6,500	The Chiba Kogyo Bank Ltd.* (Banks)	92,146
2,000	The Chugoku Bank Ltd. (Banks)	28,576
1,000	The Daishi Bank Ltd. (Banks)	4,098
86,000	The Higashi-Nippon Bank Ltd. (Banks)	315,073
16,000	The Hokuetsu Bank Ltd. (Banks)	38,940
4,000	The Juroku Bank Ltd. (Banks)	22,080
2,300	The Kanto Tsukuba Bank Ltd. (Banks)	13,606
136,000	The Keiyo Bank Ltd. (Banks)	887,770
24,000	The Mie Bank Ltd. (Banks)	123,526
1,000	The Ogaki Kyoritsu Bank Ltd. (Banks)	6,255
70,000	The San-In Godo Bank Ltd. (Banks)	562,653
10,000	The Tochigi Bank Ltd. (Banks)	62,090
48	The Tokyo Star Bank Ltd. (Banks)	160,839
4,000	The Yamanashi Chuo Bank Ltd. (Banks)	23,927
1,600	TKC Corp. (Software & Services)	27,659
3,300	Toho Pharmaceutical Co. Ltd. (Health Care Equipment & Services)	70,753
104,000	Tokai Tokyo Securities Co. Ltd. (Diversified Financials)	469,719
23,000	Tokyo Dome (Consumer Services)	130,536
9,700	Tokyu Livable, Inc. (Real Estate)	95,167
5	Tokyu REIT, Inc. (REIT) (Real Estate)	39,048
5,300	Toppan Forms Co. Ltd. (Commercial Services & Supplies)	53,164
31,700	Topre Corp. (Automobiles & Components)	301,230
146,000	Topy Industries Ltd. (Materials)	384,085
121,000	Toshiba TEC Corp. (Technology Hardware & Equipment)	770,272
32,500	Towa Real Estate Development Co. Ltd. (Real Estate)	46,806
4,400	Trusco Nakayama Corp. (Capital Goods)	58,958
90,000	Tsubakimoto Chain Co. (Capital Goods)	512,414
94	TV Asahi Corp. (Media)	137,493
3,000	Uchida Yoko Co. Ltd. (Commercial Services & Supplies)	12,725
21	United Urban Investment Corp. (REIT) (Real Estate)	129,838
19	Yachiyo Bank Ltd. (Banks)	78,008
119,000	Yodogawa Steel Works Ltd. (Materials)	558,563
7,000	Yokohama Reito Co. Ltd. (Retailing)	50,865
5,000	Yurtec Corp. (Capital Goods)	26,377
20	Zephyr Co. Ltd. (Consumer Durables & Apparel)	12,872

		40,192,671

Liechtenstein — 0.0%
412	Liechtenstein Landesbank (Banks)	35,675

Netherlands — 3.2%
78,470	ASM International NV(a) (Semiconductors & Semiconductor Equipment)	1,502,921

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Netherlands — (continued)
2,653	Boskalis Westminster CVA (Capital Goods)	$144,451
33,573	Draka Holding (Capital Goods)	899,939
18,237	Exact Holding NV (Software & Services)	764,318
2,702	Eurocommercial Properties NV CVA (REIT) (Real Estate)	143,613
287	Gamma Holding NV (Consumer Durables & Apparel)	19,780
480	Hunter Douglas NV (Consumer Durables & Apparel)	31,186
105	KAS Bank NV CVA (Diversified Financials)	3,399
19,261	Koninklijke Wessanen NV (Food, Beverage & Tobacco)	286,305
6,157	Nutreco Holding NV (Food, Beverage & Tobacco)	396,957
6,664	OCE NV (Technology Hardware & Equipment)	134,015
351	Smit Internationale NV (Transportation)	29,300
1,732	Tele Atlas NV* (Consumer Durables & Apparel)	68,671
7,212	TKH Group NV CVA (Technology Hardware & Equipment)	145,359
6,368	Wereldhave NV (REIT) (Real Estate)	709,871

		5,280,085

New Zealand — 0.5%
238,925	Air New Zealand Ltd. (Transportation)	344,052
101,508	AMP NZ Office Trust (Real Estate)	90,756
269	Infratil Ltd. (Transportation)	542
93,159	Kiwi Income Property Trust (REIT) (Real Estate)	95,698
19,068	PGG Wrightson Ltd. (Food, Beverage & Tobacco)	31,439
109,974	Vector Group Ltd. (Utilities)	183,681

		746,168

Norway — 1.8%
3,980	Aker ASA Class A (Energy)	209,269
18,100	Cermaq ASA (Food, Beverage & Tobacco)	185,681
250,300	Deep Sea Supply PLC* (Energy)	1,048,701
389,000	DNO ASA*(a) (Energy)	507,492
9,500	Eitzen Chemical ASA* (Transportation)	33,623
14,800	Ementor ASA* (Software & Services)	102,641
17,700	Hafslund ASA Class B (Utilities)	358,030
3,000	Norwegian Air Shuttle AS* (Transportation)	78,446
20,100	Sparebanken Midt-Norge (Banks)	247,288
3,100	Sparebanken Nord-Norge (Banks)	61,841
6,800	Tandberg ASA (Technology Hardware & Equipment)	118,527
4,900	TGS Nopec Geophysical Co. ASA* (Energy)	59,836

		3,011,375

Portugal — 0.4%
51,466	Semapa-Sociedade de Investimento e Gestao (Materials)	602,987

Singapore — 1.7%
124,000	Allco Commercial Real Estate Investment Trust (REIT) (Real Estate)	59,113
84,000	Banyan Tree Holdings Ltd. (Consumer Services)	84,768
24,000	CapitaRetail China Trust (REIT) (Real Estate)	26,295
96,000	CDL Hospitality Trusts (REIT) (Real Estate)	143,068
191,000	Datacraft Asia Ltd. (Technology Hardware & Equipment)	206,524

Shares	Description	Value
Common Stocks — (continued)
Singapore — (continued)
18,000	Haw Par Corp. Ltd. (Capital Goods)	$77,754
74,000	Ho Bee Investment Ltd. (Real Estate)	61,748
73,000	Hong Leong Asia Ltd. (Capital Goods)	156,680
33,000	Hong Leong Finance Ltd. (Diversified Financials)	84,352
72,000	Kim Eng Holdings Ltd. (Diversified Financials)	97,820
7,000	Labroy Marine Ltd. (Transportation)	14,042
149,000	Macquarie MEAG Prime (REIT) (Real Estate)	111,565
239,000	Metro Holdings (Retailing)	136,079
105,000	OSIM International Ltd. (Retailing)	34,427
7,000	Raffles Education Corp. Ltd. (Consumer Services)	11,725
29,000	Singapore Airport Terminal Services Ltd. (Transportation)	49,609
89,000	Singapore Petroleum Co. Ltd. (Energy)	400,058
154,000	SMRT Corp. Ltd. (Transportation)	187,695
161,000	Suntec Real Estate Investment Trust (REIT) (Real Estate)	170,768
106,000	United Engineers Ltd. (Capital Goods)	263,313
249,000	Wing Tai Holdings Ltd. (Real Estate)	412,249

		2,789,652

Spain — 3.4%
534	Banco Pastor SA (Banks)	9,665
2,450	Baron de Ley* (Food, Beverage & Tobacco)	170,317
13,597	Cia de Distribucion Integral Logista SA (Retailing)	1,075,023
96	Construcciones y Auxiliar de Ferrocarriles SA (Capital Goods)	36,232
15,798	Duro Felguera SA (Capital Goods)	175,519
6,120	General de Alquiler de Maquinaria* (Capital Goods)	164,392
59,786	Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)	1,460,621
10,236	Obrascon Huarte Lain SA (Capital Goods)	326,849
5,676	Pescanova SA (Food, Beverage & Tobacco)	304,051
621	Tecnicas Reunidas SA (Capital Goods)	37,719
17,407	Vidrala SA (Materials)	485,749
63,605	Viscofan SA (Food, Beverage & Tobacco)	1,336,999

		5,583,136

Sweden — 3.9%
33,000	Castellum AB (Real Estate)	375,615
11,100	Fabege AB (Real Estate)	107,034
119,600	Hufvudstaden AB Class A (Real Estate)	1,160,928
7,800	Intrum Justitia AB (Commercial Services & Supplies)	124,897
31,900	JM AB (Consumer Durables & Apparel)	607,488
1,500	KappAhl Holding AB* (Retailing)	11,299
1,500	KappAhl Holding AB (Redemption Shares)* (Retailing)	2,582
33,000	Kinnevik Investment AB (Diversified Financials)	657,432
47,100	Kungsleden AB (Real Estate)	513,211
8,400	Mekonomen AB (Retailing)	163,787
8,400	NCC AB Class B (Capital Goods)	183,345
5,400	Nolato AB Class B (Technology Hardware & Equipment)	44,985
2,600	Oriflame Cosmetics SA SDR (Household & Personal Products)	142,718

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Sweden — (continued)
99,000	PA Resources AB*(a) (Energy)	$653,197
4,400	Peab AB (Capital Goods)	41,122
48,400	Ratos AB Class B (Diversified Financials)	1,247,379
20,500	Wallenstam Byggnads AB Class B (Real Estate)	362,015

		6,399,034

Switzerland — 4.5%
2,853	Ascom Holding AG (Registered)* (Technology Hardware & Equipment)	28,848
15,432	Baloise Holding AG (Registered) (Insurance)	1,371,669
69	Bank Sarasin & Cie AG Class B (Diversified Financials)	287,374
1,064	Basler Kantonalbank (Banks)	113,373
11,235	Bobst Group AG (Registered) (Capital Goods)	657,450
1,230	Burckhardt Compression Holding AG (Capital Goods)	350,180
3,448	Daetwyler Holding AG (Capital Goods)	202,421
128	Energiedienst Holding AG (Registered)* (Utilities)	72,722
739	Forbo Holding AG* (Consumer Durables & Apparel)	467,374
81	Galenica AG (Registered) (Health Care Equipment & Services)	27,641
790	Georg Fischer AG (Registered)* (Capital Goods)	346,052
12,039	Huber & Suhner AG (Registered) (Capital Goods)	774,087
3,369	Inficon Holding AG (Technology Hardware & Equipment)	429,334
335	Phoenix Mecano AG (Technology Hardware & Equipment)	144,879
6,153	PSP Swiss Property AG (Registered)* (Real Estate)	349,338
15	Raetia Energie AG (Utilities)	6,625
1,925	Rieter Holding AG (Registered) (Automobiles & Components)	697,597
399	Sika AG (Materials)	622,849
6,275	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	314,674

		7,264,487

United Kingdom — 18.9%
88,354	Amlin PLC (Insurance)	473,263
85,936	Anite PLC (Software & Services)	67,911
45,867	Axon Group PLC (Software & Services)	437,083
25,856	BBA Aviation PLC (Transportation)	96,154
287,679	Beazley Group PLC (Insurance)	971,186
40,959	Brit Insurance Holdings PLC (Insurance)	185,468
63,552	Britvic PLC (Food, Beverage & Tobacco)	392,230
132,473	Brixton PLC (REIT) (Real Estate)	928,294
24,511	Cape PLC* (Capital Goods)	112,057
73,157	Charlemagne Capital Ltd. (Diversified Financials)	81,776
2,699	Charter PLC* (Capital Goods)	37,603
111,431	Chaucer Holdings PLC (Insurance)	216,273
612	Clarkson PLC (Transportation)	10,751
491,187	Collins Stewart PLC (Diversified Financials)	1,360,824
139,381	Colt Telecom Group SA* (Telecommunication Services)	414,277
81,397	Computacenter PLC (Software & Services)	270,140

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
153,665	Cookson Group PLC (Capital Goods)	$1,706,233
32,788	Dairy Crest Group PLC (Food, Beverage & Tobacco)	352,478
11,347	Davis Service Group PLC (Commercial Services & Supplies)	114,944
47,736	De La Rue PLC (Commercial Services & Supplies)	864,724
49,825	Delta PLC (Materials)	100,813
22,056	Dicom Group PLC (Software & Services)	65,055
580,905	Dimension Data Holdings PLC (Software & Services)	609,358
28,417	Drax Group PLC (Utilities)	286,524
466,812	DS Smith PLC (Materials)	1,473,622
104,584	Elementis PLC (Materials)	129,356
76,077	Filtrona PLC (Materials)	293,142
24,958	Foseco PLC (Materials)	135,535
41,240	Future PLC (Media)	28,703
9,116	GCAP Media PLC (Media)	33,992
1,167	Go-Ahead Group PLC (Transportation)	50,593
6,746	Great Portland Estates PLC (REIT) (Real Estate)	65,286
45,311	Greene King PLC (Consumer Services)	676,967
13,448	Greggs PLC (Food, Beverage & Tobacco)	1,180,741
81,065	Henderson Group PLC (Diversified Financials)	170,196
89,574	Highway Insurance Holdings PLC (Insurance)	122,716
203,068	Hiscox Ltd. (Insurance)	1,120,694
11,167	HSBC Infrastructure Co. Ltd. (Diversified Financials)	25,158
49,548	IG Group Holdings PLC (Diversified Financial Services)	360,594
25,852	ITE Group PLC (Commercial Services & Supplies)	72,913
50,672	JKX Oil & Gas PLC (Energy)	400,532
88,940	Johnston Press PLC (Media)	439,889
375,389	Kcom Group PLC (Telecommunication Services)	331,987
21,986	Keller Group PLC (Capital Goods)	235,029
37,613	Laird Group PLC (Technology Hardware & Equipment)	367,850
6,629	Luminar Group Holdings PLC (Consumer Services)	46,098
16,649	Micro Focus International PLC (Software & Services)	73,754
65,135	Morgan Sindall PLC (Capital Goods)	1,179,677
24,348	Morse PLC (Software & Services)	27,114
13,920	N Brown Group PLC (Retailing)	67,812
8,613	Nestor Healthcare Group PLC (Health Care Equipment & Services)	8,954
228,653	Petrofac Ltd. (Energy)	2,351,882
39,008	Provident Financial PLC (Diversified Financials)	636,008
33,986	Rank Group PLC (Consumer Services)	61,547
1,639,359	Regus Group PLC (Commercial Services & Supplies)	2,372,811
168,944	Rightmove PLC (Media)	1,464,758
57,445	Robert Walters PLC (Commercial Services & Supplies)	128,794
14,243	Robert Wiseman Dairies PLC (Food, Beverage & Tobacco)	142,319
15,492	ROK PLC (Capital Goods)	30,471
12,529	RPC Group PLC (Materials)	43,078
1,072	Salamander Energy PLC* (Energy)	5,948

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
14,476	Severfield-Rowen PLC (Capital Goods)	$73,097
7,132	Soco International PLC* (Energy)	272,142
80,056	Southern Cross Healthcare Ltd. (Health Care Equipment & Services)	564,492
25,057	St. Ives Group PLC (Media)	123,969
160,312	Taylor Nelson Sofres PLC (Media)	567,568
66,530	The Weir Group PLC (Capital Goods)	988,591
20,921	Trinity Mirror PLC (Media)	137,392
186,857	UK Coal PLC* (Energy)	1,602,828
7,969	VT Group PLC (Capital Goods)	102,889

		30,944,907

TOTAL COMMON STOCKS		$158,930,181

Expiration
Units	Description	Month	Value
Warrants* — 0.0%
France — 0.0%
13,992	Carbone Lorraine (Capital Goods)	11/12	$—

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 1.1%
JPMorgan Chase Euro — Time Deposit
$1,783,650	3.172%	02/01/08	$1,783,650

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$160,713,831

	Interest
Shares	Rate	Value
Securities Lending Collateral — 5.3%(b)
Boston Global Investment Trust — Enhanced Portfolio
8,590,080	3.885%	$8,590,080

TOTAL INVESTMENTS — 103.7%		$169,303,911

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(5,994,983)

NET ASSETS — 100.0%		$163,308,928

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.

Investment Abbreviations:
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Special Drawing Rights

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

As a % of
Investments Industry Classifications†	Net Assets

Automobiles & Components	3.0%
Banks	2.4
Capital Goods	15.1
Commercial Services & Supplies	3.1
Consumer Durables & Apparel	2.6
Consumer Services	2.2
Diversified Financials	5.7
Energy	6.3
Food & Staples Retailing	0.6
Food, Beverage & Tobacco	4.9
Health Care Equipment & Services	3.0
Household & Personal Products	0.6
Insurance	3.7
Materials	9.6
Media	4.2
Pharmaceuticals, Biotechnology & Life Sciences	3.0
Real Estate	8.2
Retailing	3.4
Semiconductors & Semiconductor Equipment	1.0
Short-term Investments #	6.4
Software & Services	3.7
Technology Hardware & Equipment	4.6
Telecommunication Services	0.6
Transportation	3.1
Utilities	2.7

TOTAL INVESTMENTS	103.7%

† Industry concentrations greater than one-tenth of one percent are disclosed.

# Short-term investments include short-term obligation and securities lending collateral.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2008 the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Loss

Dow Jones EURO STOXX 50	28	March 2008	$1,590,174	$(136,727)
FTSE 100 Index	9	March 2008	1,051,267	(45,149)
HKFE Hang Seng Index	1	February 2008	150,652	(5,047)
SPI 200 Index	3	March 2008	378,084	(17,787)
TOPIX Index	9	March 2008	1,139,123	(11,212)

TOTAL				$(215,922)

TAX INFORMATION — At January 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$197,015,511

Gross unrealized gain	2,368,622
Gross unrealized loss	(30,080,222)

Net unrealized security loss	$(27,711,600)

Additional information regarding the Fund is available in the Fund’s most recent Annual Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND

Schedule of Investments

January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 93.6%
Brazil — 9.6%
25,600	Banco Bradesco SA (ADR) (Banks)	$694,272
17,550	Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Utilities)	751,316
10,000	Companhia Siderurgica Nacional SA ADR (Materials)	966,900
1,200	Companhia Vale do Rio Doce ADR (Materials)	35,976
36,900	Petroleo Brasileiro SA ADR (Energy)	4,101,066
3,100	Telemig Celular Participacoes SA ADR (Telecommunication Services)	182,683
10,170	Unibanco-Uniao de Bancos Brasileiros SA GDR (Banks)	1,330,236
53,200	Votorantim Celulose e Papel SA ADR (Materials)	1,572,060

		9,634,509

China — 8.6%
1,000	Baidu.com ADR* (Software & Services)	279,950
1,519,000	Bank of China Ltd. Class H (Banks)	625,884
581,000	Bank of Communications Co. Ltd. Class H (Banks)	650,691
3,733,000	China Construction Bank Corp. Class H (Banks)	2,615,031
166,000	China Life Insurance Co. Ltd. (Insurance)	597,746
332,000	China Merchants Bank Co. Ltd. Class H (Banks)	1,170,508
300,000	Country Garden Holdings Co. Ltd.* (Real Estate)	227,426
628,000	PetroChina Co. Ltd. Class H (Energy)	867,560
296,000	PICC Property & Casualty Co. Ltd. (Insurance)	277,753
140,500	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	991,662
574,000	Shanghai Forte Land Co. (Real Estate)	289,046

		8,593,257

Hong Kong — 7.6%
258,000	Beijing Enterprises Holdings Ltd. (Capital Goods)	1,090,638
12,000	China Everbright Ltd.* (Diversified Financials)	24,711
306,000	China Mobile Ltd. (Telecommunication Services)	4,511,419
1,580,000	China Pharmaceutical Group Ltd.* (Pharmaceuticals, Biotechnology & Life Sciences)	417,505
258,000	China Unicom Ltd. (Telecommunication Services)	592,071
65,000	Citic Pacific Ltd. (Capital Goods)	322,451
690,000	CNPC Hong Kong Ltd. (Energy)	326,824
664,000	Shenzhen Investment Ltd. (Real Estate)	304,191

		7,589,810

Hungary — 1.7%
1,445	Egis Gyogyszergyar Nyrt PLC (Pharmaceuticals, Biotechnology & Life Sciences)	148,413
34,988	Fotex PLC* (Retailing)	153,638
181,866	Magyar Telekom Telecommunications PLC (Telecommunication Services)	887,252
11,387	OTP Bank Nyrt (Banks)	493,756

		1,683,059

India — 3.9%
51,913	Bharat Petroleum Corp. Ltd. (Energy)	481,603
87,562	Chennai Petroleum Corp. Ltd. (Energy)	668,331
106,869	Hindustan Petroleum Corp. Ltd. (Energy)	693,415
79,881	India Cements Ltd. (Materials)	432,267
20,701	Indian Oil Corp. Ltd. (Energy)	253,813
16,244	Maruti Suzuki India Ltd. (Automobiles & Components)	355,103
31,370	Oil & Natural Gas Corp. Ltd. (Energy)	799,138
21,997	The Great Eastern Shipping Co. Ltd. (Energy)	226,473

		3,910,143

Shares	Description	Value
Common Stocks — (continued)
Malaysia — 1.3%
126,400	KLCC Property Holdings Berhad (Real Estate)	$129,524
338,700	PPB Group Berhad (Food, Beverage & Tobacco)	1,138,569

		1,268,093

Mexico — 6.7%
7,700	Cemex SAB de CV ADR* (Materials)	208,747
46,840	Coca-Cola Femsa SAB de CV ADR (Food, Beverage & Tobacco)	2,199,138
23,140	Grupo Aeroportuario del Pacifico SA de CV ADR (Transportation)	992,012
12,500	Grupo Elektra SA de CV (Retailing)	298,299
22,600	Grupo Mexico SAB de CV Class B (Materials)	132,509
85,420	Grupo Televisa SA ADR (Media)	1,904,012
26,835	Telefonos de Mexico SAB de CV ADR Class L (Telecommunication Services)	968,743

		6,703,460

Philippines — 1.1%
48,400	First Gen Corp. (Utilities)	55,323
13,980	Globe Telecom, Inc. (Telecommunication Services)	542,291
118,800	Manila Electric Co.* (Utilities)	240,242
500	Philippine Long Distance Telephone Co. ADR (Telecommunication Services)	37,625
31,220	SM Investments Corp. (Capital Goods)	236,966

		1,112,447

Poland — 0.6%
35,752	Polski Koncern Naftowy Orlen SA* (Energy)	605,650

Russia — 4.8%
2,650	Evraz Group SA GDR (Materials)	192,390
11,484	MMC Norilsk Nickel ADR (Materials)	2,802,096
1,900	Mobile TeleSystems OJSC ADR (Telecommunication Services)	158,023
8,810	NovaTek OAO GDR (Energy)	581,460
22,277	OAO Gazprom ADR (Energy)	1,087,118

		4,821,087

South Africa — 7.5%
21,613	ABSA Group Ltd. (Banks)	296,353
349,387	Aveng Ltd. (Capital Goods)	2,462,881
41,114	Exxaro Resources Ltd. (Materials)	627,416
63,110	MTN Group Ltd. (Telecommunication Services)	1,007,124
93,353	Nedbank Group Ltd. (Banks)	1,386,001
15,013	Sasol Ltd. (Energy)	721,709
21,460	Shoprite Holdings Ltd. (Food & Staples Retailing)	102,002
78,605	Standard Bank Group Ltd. (Banks)	961,604

		7,565,090

South Korea — 15.3%
8,945	GS Holdings Corp. (Energy)	384,661
2,724	Hanjin Shipping Co. Ltd. (Transportation)	95,389
576	Honam Petrochemical Corp.* (Materials)	54,433
3,365	Hyundai Department Store Co. Ltd.* (Retailing)	323,949
2,126	Hyundai Heavy Industries (Capital Goods)	715,277
12,074	Hyundai Steel Co.* (Materials)	831,875
1,023	KCC Corp. (Capital Goods)	401,384
15,998	Kookmin Bank (Banks)	1,052,284

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
South Korea — (continued)
10,801	Korea Investment Holdings Co. Ltd. (Diversified Financials)	$571,200
5,663	Korea Iron & Steel Co. Ltd.* (Materials)	422,606
1,488	KT&G Corp. (Food, Beverage & Tobacco)	128,011
8,853	Kumho Industrial Co. Ltd.* (Capital Goods)	322,627
10,058	LG Corp.* (Capital Goods)	583,278
5,798	LG Electronics, Inc. (Consumer Durables & Apparel)	562,748
3,186	Lotte Shopping Co. Ltd. (Retailing)	1,119,886
1,398	POSCO (Materials)	760,834
8,220	Samsung Corp.* (Capital Goods)	435,023
8,098	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	5,159,220
3,313	SK Energy Co. Ltd. (Energy)	406,336
3,543	SK Holdings Co. Ltd. (Capital Goods)	535,805
127,000	STX Pan Ocean Co. Ltd.* (Transportation)	224,232
10,560	Woori Investment & Securities Co. Ltd. (Diversified Financials)	234,598

		15,325,656

Taiwan — 14.5%
831,000	Asustek Computer, Inc. (Technology Hardware & Equipment)	2,167,210
1,318,000	BES Engineering Corp.* (Capital Goods)	321,644
1,411,000	Chi Mei Optoelectronics Corp. (Technology Hardware & Equipment)	1,663,648
1,568,000	Chunghwa Picture Tubes Ltd.* (Technology Hardware & Equipment)	464,699
1,832,000	Compal Electronics, Inc. (Technology Hardware & Equipment)	1,577,264
1,240,000	Eastern Media International Corp. (Commercial Services & Supplies)	357,399
575,000	Formosa Chemicals & Fibre Corp. (Materials)	1,196,439
865,000	Formosa Taffeta Co. Ltd. (Consumer Durables & Apparel)	771,573
60,000	High Tech Computer Corp. (Technology Hardware & Equipment)	1,131,226
3,131,000	KGI Securities Co. Ltd. (Diversified Financials)	1,602,584
475,000	Micro-Star International Co. Ltd. (Technology Hardware & Equipment)	351,009
1,293,000	Nan Ya Plastics Corp. (Materials)	2,594,502
45,000	Quanta Computer, Inc. (Technology Hardware & Equipment)	53,087
111,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	173,391
14,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	129,920

		14,555,595

Thailand — 4.6%
1,289,459	PTT Aromatics & Refining PCL* (Energy)	1,445,100
345,500	PTT Chemical PCL (Materials)	1,030,800
456,200	PTT Exploration & Production PCL (Energy)	2,057,791
42,600	Siam Commercial Bank PCL (Banks)	92,903

		4,626,594

Turkey — 5.8%
194,602	Aygaz AS (Utilities)	666,134
755,831	Dogan Sirketler Grubu Holdings* (Capital Goods)	1,040,518
1,034,151	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D* (Materials)	888,248
68,893	Turkcell Iletisim Hizmet AS (Telecommunication Services)	626,873
158,228	Turkiye Garanti Bankasi AS (Banks)	1,026,766
315,438	Turkiye Is Bankasi (Banks)	1,602,042

		5,850,581

TOTAL COMMON STOCKS		$93,845,031

Shares	Description	Value
Exchange Traded Fund — 1.3%
Other — 1.3%
9,810	iShares MSCI Emerging Markets Index Fund	$1,336,613

Expiration
Units	Description	Month	Value
Rights* — 0%
South Korea — 0%
1,062	Kumho Industrial Co. Ltd. (Capital Goods)	02/08	$—

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 6.0%
JPMorgan Chase Euro — Time Deposit
$5,974,304	3.172%	02/01/08	$5,974,304

TOTAL INVESTMENTS — 100.9%			$101,155,948

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%			(855,998)

NET ASSETS — 100.0%			$100,299,950

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

As a % of
Investments Industry Classifications†	Net Assets
Automobiles & Components	0.3%
Banks	14.0
Capital Goods	8.4
Commercial Services & Supplies	0.4
Consumer Durables & Apparel	1.3
Diversified Financials	2.4
Energy	15.7
Exchange Traded Fund	1.3
Food & Staples Retailing	0.1
Food, Beverage & Tobacco	3.5
Insurance	1.9
Materials	14.7
Media	1.9
Pharmaceuticals, Biotechnology & Life Sciences	0.6
Real Estate	0.9
Retailing	1.9
Semiconductors & Semiconductor Equipment	5.4
Short-term Investments	6.0
Software & Services	0.3
Technology Hardware & Equipment	7.4
Telecommunication Services	9.5
Transportation	1.3
Utilities	1.7

TOTAL INVESTMENTS	100.9%

† Industry concentrations greater than one-tenth of one percent are disclosed.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)

Total Return Swap Long Positions
Brazil — 100.0%
Banco do Brasil SA	$1,803,693	$1,757,661	$(46,032)
Brasil Telecom SA Preference Shares	275,568	269,918	(5,650)
Companhia Paranaense de Energia-Copel Preference B Shares	28,583	27,339	(1,244)
Companhia Vale do Rio Doce Preference A Shares	34,185	30,542	(3,643)
Petroleo Brasileiro SA Preference Shares	2,322,268	2,139,124	(183,144)
Sadia SA Preference Shares	104,523	95,923	(8,600)
Telemar Norte Leste SA Preference A Shares	361,437	446,433	84,996

TOTAL LONG POSITIONS OF TOTAL RETURN SWAP	$4,930,257	$4,766,940	$(163,317)
NET FINANCING COST			(18,563)
CORPORATE ACTIONS			36,750

NET SWAP CONTRACT			$(145,130)

The percentage shown for each investment category reflects the current value of investments in that category as a percentage of the total current swap value.

Morgan Stanley acts as the counterparty for the Fund’s swap contract. Termination date for this contract is Month 9, 2008.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

TAX INFORMATION — At January 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$115,536,820

Gross unrealized gain	2,703,840
Gross unrealized loss	(17,084,712)

Net unrealized security loss	$(14,380,872)

Additional information regarding the Fund is available in the Fund’s most recent Annual Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS

Schedule of Investments

January 31, 2008 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures these securities might also be fair valued by the adviser by taking into consideration market or security specific information, including, but not limited to, corporate actions or events, market disruptions, or governmental actions. Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services or broker/dealer-supplied valuations. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

     Total return swaps are valued based on the market value of the underlying long and short positions in the swap, valued daily at the last sale price or official closing price on the principal exchange or system on which they are traded. The total market value of the underlying securities plus financing fees, the value of corporate actions, and dividend accruals comprises the total market value of the total return swap position. Total return swaps are reset monthly with change in market value reflected as realized gain or loss.

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum ‘‘initial margin’’ requirement of the associated futures exchange. Subsequent payments for futures contracts (‘‘variation margin’’) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statements of Operations.

     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

Total Return Swap Transactions—The use of total return swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. The Structured Emerging Markets Equity Fund’s transactions in total return swaps may be significant. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in equity securities.

     Transactions in total return swaps can involve greater risks than if the Fund had invested in securities directly since, in addition to general market risks, swaps are leveraged and are also subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Because they may have terms of greater than seven days, swap transactions may be considered to be illiquid. Moreover, the Fund will bear the risk of loss of the amount expected to be received under a total return swap in the event of the default by, or bankruptcy of a swap counterparty. Some total return swaps may be complex and valued subjectively. Total return swaps may also be subject to pricing or ‘‘basis’’ risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

     The prices of total return swaps can be volatile, and a variance in the degree of volatility or in the direction of securities prices from the investment adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a total return swap and a security’s position may be impossible to achieve. As a result, the investment adviser’s use of total return swaps may not be effective in fulfilling the investment adviser’s investment strategies and may contribute to losses that would not have incurred otherwise.

Segregation Transactions — The Funds may enter into derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, swap contracts, written options, when issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets, with a current value equal to or greater than the market value of the corresponding transactions.

     As investment companies registered with the SEC, the Funds must segregate liquid assets to ‘‘cover’’ open positions with respect to certain kinds of derivative instruments. In the case of swaps that do not settle for cash, for example, the Funds must set aside liquid assets equal to the full notional value of the swaps while the positions are open. With respect to swaps that do settle for cash, however, the Funds are permitted to set aside liquid assets in an amount equal to the Funds’ daily marked-to-market net obligations (i.e., the Funds’ daily net liability) under the swaps, if any, rather than their full notional value.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 28, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	March 28, 2008

* Print the name and title of each signing officer under his or her signature.